Income taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets/(liabilities)	$ 3	$ 6
Foreign
Deferred income tax assets/(liabilities)	$ 3	$ 6